CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY (DEFICIT) ¥ in Thousands	Class A Ordinary Shares Ordinary Shares USD ($) shares	Class A Ordinary Shares Ordinary Shares CNY (¥) shares	Class A Ordinary Shares shares	Class B Ordinary Shares Ordinary Shares USD ($) shares	Class B Ordinary Shares Ordinary Shares CNY (¥) shares	Class B Ordinary Shares shares	Total AnPac Bio-Medical Science Co., Ltd. Shareholders' Equity USD ($)	Total AnPac Bio-Medical Science Co., Ltd. Shareholders' Equity CNY (¥)	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY (¥)	Accumulated Deficits USD ($)	Accumulated Deficits CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Noncontrolling Interests USD ($)	Noncontrolling Interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance, beginning of period at Dec. 31, 2017								¥ 9,558	¥ 564		¥ 143,057		¥ (132,290)		¥ (1,773)		¥ (61)		¥ 9,497
Balance, beginning of period (in shares) at Dec. 31, 2017 | shares									8,524,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								(42,063)					(42,063)				(233)		(42,296)
Issuance of ordinary shares								2,561	¥ 6		2,555								2,561
Ordinary share purchased | shares									93,700
Foreign currency translation differences								797							797				797
Acquisition of non-controlling interest								(454)			(454)						294		(160)
Repurchase and cancellation of shares								(728)	¥ (1)		(727)								(728)
Repurchase and cancellation of shares (in shares) | shares									(20,800)
Share-based compensation (Note 12)								7,936			7,936								7,936
Balance, end of period at Dec. 31, 2018								(22,393)	¥ 569		152,367		(174,353)		(976)				¥ (22,393)
Balance end of period (in shares) at Dec. 31, 2018 | shares			0			0			8,596,900									0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of the adoption of ASU 2016-01 (Note 10) | ASU 2016-01													(1,063)		1,063
Cumulative effect of the adoption of ASU 2016-01 (Note 10)															1,063
Balance, beginning of period								(22,393)	¥ 569		152,367		(175,416)		87				¥ (22,393)
Re-designation of authorized ordinary shares (Note 1)		¥ 378			¥ 191				¥ (569)
Re-designation of authorized ordinary shares (Note 1) (in shares) | shares	5,733,800	5,733,800		2,863,100	2,863,100				(8,596,900)
Net loss								(101,060)					(101,060)				(561)	$ (14,596,000)	(101,621)
Issuance of ordinary shares	$ 1,347,200	¥ 93						72,602			72,509								72,602
Fair value change relating to Company's own credit risk on convertible loan								(955)							(955)			(137,000)	(955)
Foreign currency translation differences								2,978							2,978			428,000	2,978
Capital contribution from noncontrolling interest holders																	610		610
Repurchase and cancellation of shares	(76,100)	(5)									5
Share-based compensation (Note 12)								32,855			32,855								32,855
Balance, end of period at Dec. 31, 2019	$ 67,000	¥ 466		$ 27,000	¥ 191		$ (2,294,000)	¥ (15,973)		$ 37,021,000	¥ 257,736	$ (39,712,000)	¥ (276,476)	$ 303,000	2,110	$ 7,000	¥ 49	$ (2,287,000)	¥ (15,924)
Balance end of period (in shares) at Dec. 31, 2019 | shares	7,004,900	7,004,900	7,004,900	2,863,100	2,863,100	2,863,100												0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, beginning of period															¥ 87